BUSINESS COMBINATION (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 10, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares
Business Acquisition [Line Items]
Net increase in cash from business combination | $	$ 243,900	$ 243,900
Transaction costs | $	$ 70,200	$ 70,200
Shares convertible in merger		2.98
Percentage of class B shares received by founder for class A shares held		80
Warrant liabilities | $		$ 41,200
Change in fair value of warrants | $		8,206
Private placement warrants
Business Acquisition [Line Items]
Change in fair value of warrants | $		8,200
Public warrants
Business Acquisition [Line Items]
Change in fair value of warrants | $		$ 49,400
Restricted Stock Units
Business Acquisition [Line Items]
Shares convertible in merger		2.98
PSU's
Business Acquisition [Line Items]
Shares convertible in merger		2.98
Northern Genesis Acquisition Corp. II | Private placement warrants
Business Acquisition [Line Items]
Warrants		6,700,000
Northern Genesis Acquisition Corp. II | Public warrants
Business Acquisition [Line Items]
Warrants		13,800,000
Class A Common Stock
Business Acquisition [Line Items]
Shares convertible in merger		2.98
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001
Common stock, shares outstanding		362,832,986	141,216,455
Common stock, shares issued		362,832,986	141,216,455
Warrants		23,153,266
Class A Common Stock | Embark
Business Acquisition [Line Items]
Common stock, par value | $ / shares		$ 0.0001
Class A Common Stock | Northern Genesis Acquisition Corp. II
Business Acquisition [Line Items]
Stock issued | $		$ 41,400
Number of common stock shares redeemed		29,800,000
Redemption price | $ / shares		$ 10.00
Class B Common Stock
Business Acquisition [Line Items]
Shares convertible in merger		2.98
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001
Common stock, shares outstanding		87,078,781	0
Common stock, shares issued		87,078,781	0